Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments [Abstract]
Financial Instruments

17.    Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 — Quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 — Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at June 30, 2023 and December 31, 2022:

		June 30, 2023		December 31, 2022
	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	443,338	443,338	228,794	228,794
Marketable securities	1	270,000	270,000	263,691	263,691
Trade and other receivables	2	657,568	657,568	1,235,619	1,235,619
Loan receivable	2	506,460	506,460	483,588	483,588

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	8,460,194	8,460,194	7,139,817	7,139,817
Loans and borrowings	2	4,941,318	4,941,318	3,568,896	3,568,896
Holdback payable	2	400,000	400,000	377,465	377,465
Lease liabilities	2	245,096	245,096	330,821	330,821
Due to related party	2	811,905	811,905	679,617	679,617

18.    Financial Instruments

Determination of Fair Values

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

Level 1 — Quoted prices in active markets for identical assets or liabilities;

Level 2 — Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

Level 3 — Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions market participants would use in pricing.

A number of the Company’s accounting policies and disclosures require the determination of fair value, for both financial and non-financial assets and liabilities. Fair values have been determined for measurement and/or disclosure purposes based on the following models. When applicable, further information about the assumptions made in determining fair values is disclosed in the notes specific to that asset or liability.

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2022 and 2021:

	Level	2022		2021
		Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortised cost:
Cash and cash held in trust	1	228,794	228,794	3,495,390	3,495,390
Marketable securities	1	263,691	263,691	—	—
Trade and other receivables	2	1,235,619	1,235,619	242,357	242,357
Loan receivable	2	483,588	483,588	—	—

Financial liabilities
Financial liabilities measure at amortised cost:
Trade and other payables	2	7,139,817	7,139,817	680,328	680,328
Loans and borrowings	2	3,568,896	3,568,896	432,201	432,201
Holdback payable	2	377,465	377,465	—	—
Lease liabilities	2	330,821	330,821	2,418,706	2,418,706
Due to related party	2	679,617	679,617	—	—
Secured convertible debenture	2	—	—	6,716,190	6,716,190

14.    Financial instruments

The following is a comparison by class of the carrying amounts and fair value of the Company’s financial instruments as at December 31, 2021 and 2020:

		2021		2020
As at December 31	Level	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Financial assets measured at amortized cost:
Cash	1	$3,495,390	3,495,390	$13,504	13,504
Trade and other receivables	2	242,357	242,357	—	—

Financial liabilities
Financial assets measured at amortized cost:
Trade and other payables	2	$680,328	680,328	$183,895	183,895
Loans and borrowings	2	432,201	432,210	6,240,713	6,240,713
Lease liabilities	2	2,418,706	2,418,706	2,882,152	2,882,152
Secured convertible debenture	2	6,716,190	6,716,190	—	—

The Company has determined the estimated fair values of its financial instruments based on appropriate valuation techniques. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity.